BALANCE SHEET (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Convertible promissory notes, discounts	$ 338,447	$ 91,818
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	1,000,000	1,000,000	1,500,000
Preferred stock, shares outstanding	1,000,000	1,000,000	1,500,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	51,336,994	42,869,909	35,197,891
Common stock, shares outstanding	51,336,994	42,869,909	35,197,891
Restated Amount
Preferred stock, par value		$ 0.001
Preferred stock, shares authorized		5,000,000
Preferred stock, shares issued		1,500,000
Preferred stock, shares outstanding		1,500,000
Common stock, par value		$ 0.001
Common stock, shares authorized		250,000,000
Common stock, shares issued		42,869,909
Common stock, shares outstanding		42,869,909